Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
At cost:
Property, plant and equipment, at cost	$ 13,050	$ 13,110
Less: Accumulated depreciation and impairment	(12,407)	(12,277)
Property, plant and equipment, net	643	833
Machinery and equipment [Member]
At cost:
Property, plant and equipment, at cost	11,707	11,738
Furniture and fixtures [Member]
At cost:
Property, plant and equipment, at cost	89	91
Leasehold improvements [Member]
At cost:
Property, plant and equipment, at cost	1,086	1,114
Motor vehicles [Member]
At cost:
Property, plant and equipment, at cost	$ 168	$ 167